BRIDGE LOANS AND DERIVATIVE FINANCIAL LIABILITY (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2022 $ / shares	May 31, 2022 $ / shares	Aug. 31, 2021 $ / shares	Jul. 31, 2021 $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Loans and warrants | $							$ 3,310		$ 32
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate					4.00%	4.00%	4.00%	4.00%
Exercise price, share options granted	$ 0.4	$ 0.11	$ 0.7	$ 0.351
Percentage of voting equity interests acquired													2.00%
Security Matters Limited [Member] | Three valuation models [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted							3.99%
Expected volatility, share options granted							81.03%
Term warrants							5 years 2 months 4 days
Security Matters Limited [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted	$ 0.8							$ 0.14		$ 0.70		$ 0.70
Bridge loan agreements [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate					10.00%	10.00%	10.00%	10.00%
Bridge loan agreements [member] | Security Matters Limited [Member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity					five years
Warrants to purchase shares | shares					215,500
Exercise price, share options granted					$ 11.50
Bridge loan agreements [member] | Security Matters Limited [Member] | Bonus warrants [member] | Black and scholes model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $							$ 24
Bridge loan agreements [member] | Security Matters Limited [Member] | Redeemable warrants type 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity					five years
Warrants to purchase shares | shares					342,000
Exercise price, share options granted							$ 5.00
Weighted average share price, share options granted					$ 11.50
Percentage of voting equity interests acquired					50.00%	50.00%	50.00%	50.00%
Description of approach used to determine discount rates							Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of SMX PLC based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary
Bridge loan agreements [member] | Security Matters Limited [Member] | Redeemable warrants type 1 [Member] | Third anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted							$ 5.00
Percentage of voting equity interests acquired					25.00%	25.00%	25.00%	25.00%
Bridge loan agreements [member] | Security Matters Limited [Member] | Redeemable warrants type 1 [Member] | Fourth anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted							$ 5.00
Percentage of voting equity interests acquired					25.00%	25.00%	25.00%	25.00%
Bridge loan agreements [member] | Security Matters Limited [Member] | Redeemable warrants type 1 [Member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $							$ 1,973
Bridge loan agreements [member] | Security Matters Limited [Member] | Redeemable warrants type 2 [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity					five years
Warrants to purchase shares | shares					120,000
Weighted average share price, share options granted					$ 11.50
Description of approach used to determine discount rates							Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of SMX PLC based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary
Bridge loan agreements [member] | Security Matters Limited [Member] | Redeemable warrants type 2 [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted							$ 5.00
Percentage of voting equity interests acquired					50.00%	50.00%	50.00%	50.00%
Bridge loan agreements [member] | Security Matters Limited [Member] | Redeemable warrants type 2 [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted							$ 5.00
Percentage of voting equity interests acquired					50.00%	50.00%	50.00%	50.00%
Bridge loan agreements [member] | Security Matters Limited [Member] | Redeemable warrants type 2 [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $							$ 696
Bridge loan agreements [member] | Security Matters Limited [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity						two years
Bridge loan agreements [member] | Seven lenders [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Loans and warrants | $						$ 3,310